Stockholders' Equity - Equity Based Compensation Expense Outside of 2021 Plan (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2021	Jul. 31, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award granted			0
Equity based Compensation expense	$ 1,087	$ 0	$ 1,341	$ 0
Class A Common Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Equity award authorized						100,000
Common stock close price per share					$ 9.66
Shares issued			0